Equity	6 Months Ended
Mar. 31, 2025
Equity [Abstract]
EQUITY

NOTE 14. EQUITY

Ordinary shares

The Company’s authorized share capital is HK$7,500,000 divided into 750,000,000 ordinary shares of par value HK$0.01 each. On March 11, 2021 and April 16, 2021, the Company issued 1 and 949 ordinary shares to its then shareholder, respectively. With the effect of resolutions passed by board of directors on February 27, 2023 and June 20, 2023, 9,000 and 11,990,000 ordinary shares were issued with a par value of HK$0.01, respectively. The issuances were considered as being part of the Reorganization of the Group and was retrospectively applied as if the transaction occurred at beginning of the period presented.

On April 29, 2021, the Company entered into a subscription agreement (the “Subscription Agreement”) with its existing shareholder and two investors (together the “Subscribers”). Pursuant to the Subscription Agreement, the Company has allotted and issued 50 shares in aggregate to the Subscribers at a cash consideration of HK$160,000 per ordinary share. A total of HK$8.0 million was received by the Company.

On January 26, 2024, the Company consummated the initial public offering of 1,250,000 ordinary shares at a price of US$4.00 per share, generating gross proceeds of US$5.0 million before deducting underwriting discounts and commissions and offering expenses totaling HK$14,713,303. The net proceeds from the initial public offering were HK$24,286,697. The Company have granted a 30-day option to the representatives of the underwriters to purchase up to an additional 187,500 ordinary shares (the “over-allotment”). The over-allotment was not exercised after the 30-day period.

On April 26, 2024, the Company entered into a service agreement (the “Service Agreement”) with Chengdu Xiaohou Information Technology Limited (the “Service Provider”). Pursuant to the Service Agreement, the Company has allotted and issued 397,500 shares to the Service Provider as a service fee for providing market research consultancy services.

On December 9, 2024, the Company granted restricted shares of in aggregate 600,000 pursuant to an equity incentive plan (the “2024 Plan”) (Note 18), of which 200,000 were vested on December 9, 2024, 200,000 will be vested on December 9, 2025, and 200,000 will be vested on December 9, 2026. The fair value of the 600,000 restricted shares as of December 9, 2024 was US$936,000. 200,000 restricted shares have been issued during the six months ended March 31, 2025.

Shares subscription receivables

Shares subscription receivables represent the receivables for the issuance of ordinary shares of the Company and is reported as a deduction of equity and presented on a retroactive basis. It has no payment terms nor any interest receivable accrual. The shares subscription receivables of HK$90 as of September 30, 2024 was fully settled during the six months ended March 31, 2025.

Representative’s Warrants

Upon the closing of IPO in January 2024, the Company issued to the representative of the underwriter warrants to purchase 62,500 of the Company’s ordinary shares (the “Representative’s Warrants”). The Representative’s Warrants have an exercise price equal to US$4.00 per warrant and are exercisable at any time or from time to time beginning July 23, 2024 and ending at or before 5:00 p.m., Eastern time, January 23, 2029. The Warrant are also exercisable on a cashless basis. None of the Representative’s Warrants were exercised as of September 30, 2024 and March 31, 2025.

The fair value of the Representative’s Warrants, using the Black-Scholes-Merton Model on the date of issuance was US$116,815. The key inputs into the Black-Scholes-Merton Model variables were as follows at measurement date:

	January 26, 2024
Stock price	US$	3.52
Risk-free interest rate		4.04%
Volatility		62.34%
Exercise price	US$	4.00
Dividend yield		—

The following table summarizes the Company’s activities and status of the Representative’s Warrants:

	Number of Warrant	Weighted Average Exercise Price		Weighted Average Remaining Term (Years)
Outstanding as of September 30, 2024	62,500	US$	4.00	4.3
Exercised	—		—	—
Forfeited or expired	—		—	—
Outstanding as of March 31, 2025	62,500	US$	4.00	3.8